Offsets	Feb. 28, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	HA Sustainable Infrastructure Capital, Inc.
Form or Filing Type	S-3
File Number	333-263169
Initial Filing Date	Feb. 23, 2023
Fee Offset Claimed	$ 13,118
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 119,045,907
Termination / Withdrawal Statement	The registrant has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	HA Sustainable Infrastructure Capital, Inc.
Form or Filing Type	S-3
File Number	333-263169
Filing Date	Feb. 23, 2023
Fee Paid with Fee Offset Source	$ 26,520
Termination / Withdrawal Statement	The registrant has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.